22. Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Tables
Schedule of deferred revenue
	2017	2016

Prepaid services to be provided (1)	388,301	716,650
Government grants (2)	89,036	117,758
Network swap (3)	20,191	28,932
Anticipated receipts	22,627	18,554
Deferred revenue from sale of towers (4)	951,208	991,750
	1,471,363	1,873,644

Current portion	(480,431)	(812,340)
Non-current portion	990,932	1,061,304